INVESTMENT IN SUBSIDIARIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	May 11, 2021 GBP (£)	Sep. 01, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
At 1 January	£ 0	£ 0
Additions	12,181,000	0
At 31 December	£ 12,181,000	£ 0
Cash paid to acquire business			£ 213,000
Argo Mining Limited
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired				100.00%
Cash paid to acquire business | $				$ 1